Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 19–RELATED PARTY TRANSACTIONS

The Company records transactions with various related parties. These related party balances as of December 31, 2022 and 2021 and transactions for the years ended December 31, 2022, 2021 and 2020 are identified as follows:

(1)	Related parties with transactions and related party relationships

Name of Related Party	Relationship to the Company
Mr. Hengfang Li	Chief Executive Officer and Chairman of the Board of Directors
Q Green Techcon Private Limited	Owned by the minority shareholder of REIT India
Shexian Ruibo	The Company owns 41.67% ownership interest in Shexian Ruibo
Zhongrong Honghe Eco Construction Materials Co., Ltd	An entity controlled by Ms. Hong Ma
Hunyuan Baiyang Food Co., Ltd.	An entity controlled by Mr. Hengfang Li
Bei Qi Yin Jian Yi Le (Haikou) Smart Move Science Technology Co., Ltd.	Hainan Yile IoT owns 45% ownership interest in this company
Zhongtou REIT Information Service (Beijing) Co., Ltd	An entity controlled by Mr. Xinyang Li and Ms. Xinran Li, children of Mr. Hengfang Li
Handan Ruisheng Construction Material Technology Co., Ltd.	An entity controlled by Shexian Ruibo

(2)	Due to related parties

As of December 31, 2022 and 2021, the balance of due to related parties was as follows:

	December 31, 2022	December 31, 2021
Mr. Hengfang Li	$208,225	$472,439

Mr. Hengfang Li is the Chief Executive Officer and major shareholder of the Company. Mr. Li periodically provides working capital loans to support the Company’s operations when needed. Such advances were non-interest bearing and due on demand.

(3)	Accounts receivable from related parties

Accounts receivable from related parties consisted of the following:

	December 31, 2022	December 31, 2021
Accounts receivable from– related parties
Q Green Techcon Private Limited	$-	$2,981
Hunyuan Baiyang Food Co., Ltd.	37,048	40,088
Bei Qi Yin Jian Yi Le (Haikou) Smart Move Science Technology Co., Ltd.	46,688	50,520
Total accounts receivable from related party	$83,736	$93,589

The Company fully collected the accounts receivable as of December 31, 2022 from related parties as of the date herein.

(4)	Advance to suppliers, related party

Advance to suppliers, related party, consisted of the following:

	December 31, 2022	December 31, 2021
Advance to supplier – related party
Shexian Ruibo*	$3,769,138	$3,656,118
Q Green Techcon Private Limited	15,310	174,099
Handan Ruisheng Construction Material Technology Co., Ltd.	2,588	12,403
Total	$3,787,036	$3,842,620

*	The balance represents the Company’s purchase advances for eco-friendly materials and equipment supplied by Shexian Ruibo.

(5)	Accounts payable to related parties

Accounts payables to related parties consisted of the following:

	December 31, 2022	December 31, 2021
Accounts payable – related part
- Zhongtou Ruitu Information Service (Beijing) Co., Ltd	$-	$10,199
Total	$-	$10,199

(6)	Sales to related parties

Sales to related parties consisted of the following:

	For the Years Ended December 31,
	2022	2021	2020
Sales to related parties
Changjiang Zhongrong Hengde Environmental Protection Co., LTD	$215,693	$-	$-
Shexian Ruibo	82,453	61,177	-
Q Green Techcon Private Limited	6,729	220,607	228,814
Total	$304,875	$281,784	$228,814

Cost of revenue associated with the sales to these related parties amounted to $471,849, $175,053 and $148,034 for the years ended December 31, 2022, 2021, and 2020, respectively.

(7)	Purchases from related parties

Purchases from related parties consisted of the following:

	For the years ended December 31,
	2022	2021	2020
Purchase from a relate party
Q Green Techcon Private Limited.	$266,544	$228,838	$1,039,152
Shexian Ruibo	1,141,377	235,946	1,837,841
Total	$1,407,921	$464,784	$2,876,993